Shareholder Report, Average Annual Return (Details) 196805_Poplar Forest Partners Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	15.64%	17.91%	9.92%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Average Annual Return, Percent	9.44%	13.88%	10.72%